Convertible Preferred Stock (Details Textual) - $ / shares	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Preferred stock dividend, payable semi-annually, description	The three-year anniversary of the initial investment date occurred during the second half of 2017 for $5.2 million and the first quarter of 2018 for the remaining $0.3 million originally issued Convertible Preferred Stock and therefore dividends on those investments will be paid via issuance of common shares at all future dividend dates.									The preferred stock entitles its holders to a 6% dividend, payable semi-annually in cash or in kind through the three-year anniversary of the original issue date, and from and after such three-year anniversary in duly authorized, validly issued, fully paid and non-assessable shares of common stock. The three-year anniversary of the initial investment date occurred during the second half of 2017 for $5.2 million of the $5.5 million originally issued Convertible Preferred Stock and therefore dividends on those investments were paid via issuance of common shares as of the year-end date.
Convertible preferred stock, shares issued upon conversion			518,431		942,157
Converted shares of stock conversion						307,500					307,500
Common stock at the conversion rate										$ 0.255
Preferred stock redemption, description										From and after the three-year anniversary of the date of issuance, the Company has the right (but not the obligation), upon at least 30 days prior written notice, to call some or all of the Series A Preferred Stock for redemption at any time after the common stock has had a closing price on the relevant trading market, for a period of at least 15 consecutive days, all of which must be after the three-year anniversary date of the purchase agreement, equal to at least one and one-half times the initial conversion price.
Preferred stock dividend entitles	6.00%
Initial conversion price					$ 0.255
Conexus World Global LLC [Member]
Convertible preferred stock, shares issued upon conversion				50,000	942,157	517,647	296,078		392,157
Series A-1 Preferred Stock [Member]
Number of Convertible Preferred Series			1,860,561
Convertible preferred stock, shares issued upon conversion			7,296,318							1,860,561
Converted shares of stock conversion		8,806,906								8,806,906
Common stock at the conversion rate										$ 0.255
Series A Preferred Stock [Member]
Number of Convertible Preferred Series			132,200	12,750	240,250	132,000	75,500		100,000	385,200	307,500
Converted shares of stock conversion		385,200				1,205,882				385,200	1,205,882
Common stock at the conversion rate											$ 0.255
Series A Preferred Stock [Member] | Conexus World Global LLC [Member]
Number of Convertible Preferred Series			132,200	12,750	240,250	132,000	75,500		100,000
Preferred Stock [Member]
Aggregate shares issued										245,816	452,224
Common Stock [Member]
Aggregate shares issued										718,840	0
Convertible preferred stock, shares issued upon conversion										8,806,906	1,205,882